NOTE 11 - STOCKHOLDERS’ EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity [Abstract]
NOTE 11 - STOCKHOLDERS’ EQUITY

NOTE 11 - STOCKHOLDERS’ EQUITY

Preferred Stock

The Company has authorized 25,000,000 preferred shares with a par value of $0.001 per share.  The Board of Directors is authorized to divide the authorized shares of Preferred Stock into one or more series, each of which shall be so designated as to distinguish the shares thereof from the shares of all other series and classes.

Special 2019 Series A Preferred Stock

The Company has designated one (1) share of Series A Preferred Stock, par value $0.001.

On March 12, 2021, the Company amended the designation of the Special 2019 Series A Preferred shares and removed the right of the holder to convert the Special 2019 Series A Preferred share to 500,000,000 shares of common stock of the Company.

The holder of the Special 2019 Series A Preferred Stock is entitled to 60% of all votes entitled to vote at each meeting of stockholders of the Corporation (and written actions of stockholders in lieu of meetings) with respect to any and all matters presented to the stockholders of the Corporation for their action or consideration.

As of March 31, 2022 and December 31, 2021, the Company had 1 and 1 shares of 2019 Series A Preferred stock issued and outstanding, respectively. The share is held by our Chief Technology Officer, Stephen Morris. As such, Mr. Morris has substantial voting control of the Company.

Series B Preferred Stock

At March 31, 2022 and December 31, 2021, the Company had designated 0 and 0 shares of Series B Preferred Stock, par value $0.001. On March 31, 2021 the Company amended and restates its Articles of Incorporation and in doing so, retired the Series B Preferred Stock.

Prior to the retirement of the Series B Preferred Stock, the following designations were in effect:

Holders of the Series B Preferred Stock shall after two years of issuance, convert this Class B Preferred Stock based on each Class B Preferred Share equaling .00001% of the total issued and outstanding Common shares of the Company. In the event of a merger, reorganization, recapitalization or similar event of or with respect to the Corporation (other than a Corporate Change in which the Corporation is the surviving entity), this Class B Preferred Stock shall be converted based on each Class B Preferred Share equaling .00001% of the total issued and outstanding shares of common stock of the Company

During 2021, the Company converted the 2 shares of Series B Preferred to 2,650 shares of common stock valued at $6,000 to the Company’s Founder in satisfaction of debt (Note 9 Related Party Transactions).

As of March 31, 2022 and December 31, 2021, the Company had 0 and 0, shares of Series B preferred stock issued and outstanding, respectively.

Series C Convertible Preferred Stock

On March 4, 2022, the Company filed a Certificate of Designation with the Wyoming Secretary of State, which established 2,000 shares of the Company’s Series C Convertible Preferred Stock, Stated Value $1,200 per share.

The Company has the right to redeem the Series C Convertible Preferred Stock, in accordance with the following schedule:

•	If all of the Series C Convertible Preferred Stock are redeemed within 90 calendar days from the issuance date thereof, the Company shall have the right to redeem the Series C Convertible Preferred Stock upon three business days’ of written notice at a price equal to 115% of the Stated Value together with any accrued but unpaid dividends.

•
If all of the Series C Convertible Preferred Stock are redeemed after 90 calendar days from the issuance date thereof, the Company shall have the right to redeem the Series C Convertible Preferred Stock upon three business days of written notice at a price equal to 120% of the Stated Value together with any accrued but unpaid dividends; and

•	The Company shall pay a dividend of 8% per annum on the Series C Convertible Preferred Stock. Dividends shall be paid quarterly, and at the Company’s discretion, in cash or Series C Convertible Preferred Stock. Dividend shall be deemed to accrue from the date of issuance of the Series C Convertible Preferred Stock whether or not earned or declared and whether or not there are profits, surplus or other funds of the Company legally available for the payment of dividends.

The Series C Convertible Preferred Stock will vote together with the common stock on an as-converted basis subject to the Beneficial Ownership Limitations (as set forth in the Certificate of Designation).

Each share of the Series C Convertible Preferred Stock is convertible, at any time and from time to time from and after the issuance at the option of the Holder thereof, into that number of shares of Common Stock subject to Beneficial Ownership Limitations determined by dividing the Stated Value of $1,200 of such share by the Conversion Price of $0.3202.

On March 4, 2022, the Company entered into a Securities Purchase Agreement (the “GHS Securities Purchase Agreement”) with GHS Investments, LLC (“GHS”), whereby GHS agreed to purchase, in tranches, up to $700,000 of the Company’s Series C Convertible Preferred Stock in exchange for 700 shares of Series C Convertible Preferred Stock.

On March 4, 2022, the Company issued to GHS the first tranche of 300 shares of Series C Convertible Preferred Stock, as well as commitment shares of 35 shares of Series C Convertible Preferred Stock and 941,599 warrant shares (the “GHS Warrant”). Warrant shares represent 75% of the number of shares of common stock issuable upon conversion of the Series C Convertible Preferred Stock (the “GHS Warrant Shares”). The Company has agreed to register the shares of common stock issuable pursuant to the conversion of the Series C Convertible Preferred Stock and the GHS Warrant Shares.

GHS delivered gross proceeds of $266,000.00 to the Company (excluded were legal fees and a transaction fee charged by Spartan Capital).

On March 9, 2022, the Company entered a Securities Purchase Agreement with Proactive Capital Partners LP (“Proactive”), whereby Proactive agreed to purchase 160 shares of Series C Preferred Stock. Proactive delivered gross proceeds of $155,000.

The Company agreed to issue Proactive commitment shares of 8 shares of Series C Convertible Preferred Stock and 472,205 warrant shares (the “Warrant”). Warrant shares represent 75% of the number of shares of common stock issuable upon conversion of the Series C Convertible Preferred Stock (the “Warrant Shares”). The Company has agreed to register the shares of common stock issuable pursuant to the conversion of the Series C Convertible Preferred Stock and the Warrant Shares.

On March 9, the Company issued 168 shares of Series C Convertible Preferred stock to Proactive Capital Partners LP as per the Securities Purchase Agreement. GHS delivered gross proceeds of $290,000.00 to the Company (excluded were legal fees).

As a result of the above transactions, the Company received total net proceeds of $421,000, of which $449,043 has been allocated to the warrants based on the warrants’ fair market value, with the residual loss of $28,043 allocated to day-one loss on warrant liability. As at March 31, 2022 and 2021, the Company had 503 and 0 shares of Series C Preferred Stock issued and outstanding, respectively.

Common Stock

The Company has authorized 3,000,000,000 common shares with a par value of $0.01 per share. Each common share entitles the holder to one vote, in person or proxy, on any matter on which action of the stockholders of the corporation is sought.

During the three months ended March 31, 2022 and 2021, the Company issued common shares as follows:

Three months ended March 31, 2021

•	306,120 shares for Advisory Board services valued at $704,076
•	24,000 shares for Investor Relations services valued at $60,000
•	2,650 shares for conversion of B preferred shares for the conversion of related party debt of $6,000

Three months ended March 31, 2022

•	147,960 shares for Executive Board Chair services valued at $75,460
•	19,250 shares for Investor Relations services valued at $8,980
•	587,039 shares as commitment shares under the Equity Financing Agreement with GHS.
•	206,000 shares to White Lion Capital, LLC as a result of a Termination and Release Agreement.
•	503 shares of Series C Preferred Stock and 75% warrant coverage in connection with Securities Purchase Agreements with GHS and Proactive

As at March 31, 2022 and December 31, 2021, the Company had 141,146,345 and 140,186,096 shares of common stock issued and outstanding, respectively.

Warrants

The Company identified conversion features embedded within warrants issued during the period ended March 31, 2022. The Company has determined that the conversion feature of the Warrants represents an embedded derivative since the conversion price includes a reset provision which could cause adjustments in redemption value and number of shares issued upon exercise (see Note 10 Warrant Liability).

A summary of activity during the period ended March 31, 2022 follows:

	Warrants Outstanding
	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining life (years)

Outstanding, December 31, 2021	—	$—	—
Granted	1,413,804	0.34	5.00
Exercised	—	—	—
Forfeited/canceled	—	—	—
Outstanding, March 31, 2022	1,413,804	$0.34	4.93

Exercisable Warrants, March 31, 2022	1,413,804	$0.34	4.93

The following table summarizes information relating to outstanding and exercisable warrants as of March 31, 2022:

Warrants Outstanding			Warrants Exercisable
Number of Warrants	Weighted Average Remaining Contractual life (in years)	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
941,599	4.93	$0.34	941,599	$0.34
472,205	4.94	0.34	472,205	0.34

1,413,804	4.93	$0.34	1,413,804	$0.34

As at March 31, 2022 the intrinsic value of the warrants is $112,539.

NOTE 11 - STOCKHOLDERS’ EQUITY

Preferred Stock

The Company has authorized 25,000,000 preferred shares with a par value of $0.001 per share.  The Board of Directors is authorized to divide the authorized shares of Preferred Stock into one or more series, each of which shall be so designated as to distinguish the shares thereof from the shares of all other series and classes.

Special 2019 Series A Preferred Stock

The Company has designated one (1) share of Series A Preferred Stock, par value $0.001.

On March 12, 2021, the Company amended the designation of the Special 2019 Series A Preferred shares and removed the right of the holder to convert the Special 2019 Series A Preferred share to 500,000,000 shares of common stock of the Company.

The holder of the Special 2019 Series A Preferred Stock is entitled to 60% of all votes entitled to vote at each meeting of stockholders of the Corporation (and written actions of stockholders in lieu of meetings) with respect to any and all matters presented to the stockholders of the Corporation for their action or consideration.

During 2021, the Company transferred from treasury to a related party one (1) share of Special 2019 Series A Preferred stock for debt settlement of $60,000.

As of December 31, 2021, the Company had 1 share of 2019 Series A Preferred stock issued and outstanding. As of December 31, 2020, the Company held 1 share of Special 2019 Series A Preferred stock in its Treasury.

Series B Preferred Stock

At December 31, 2021 and 2020, the Company had designated 0 and 12,000,000 shares of Series B Preferred Stock, par value $0.001. On March 31, 2021 the Company amended and restates its Articles of Incorporation and in doing so, retired the Series B Preferred Stock.

Prior to the retirement of the Series B Preferred Stock, the following designations were in effect:

Holders of the Series B Preferred Stock shall after two years of issuance, convert this Class B Preferred Stock based on each Class B Preferred Share equaling .00001% of the total issued and outstanding Common shares of the Company. In the event of a merger, reorganization, recapitalization or similar event of or with respect to the Corporation (other than a Corporate Change in which the Corporation is the surviving entity), this Class B Preferred Stock shall be converted based on each Class B Preferred Share equaling .00001% of the total issued and outstanding shares of common stock of the Company

During 2021, the Company converted the 2 shares of Series B Preferred to 2,650 shares of common stock valued at $6,000 to the Company’s Founder in satisfaction of debt (Note 9 Related Party Transactions).

As of December 31, 2021 and December 31, 2020, the Company had 0 and 2, shares of Series B preferred stock issued and outstanding, respectively.

Common Stock

The Company has authorized 3,000,000,000 common shares with a par value of $0.01 per share. Each common share entitles the holder to one vote, in person or proxy, on any matter on which action of the stockholders of the corporation is sought.

During the year, the Company issued common shares as follows:

•	561,220 shares for Advisory Board services valued at $1,643,355
•	57,000 shares for Investor Relations services valued at $131,610
•	2,650 shares for conversion of B preferred shares for the conversion of related party debt of $6,000
•	7,000,000 shares for conversion of debt of $70,000. The debt consisted of the 2019 Convertible promissory Note of $25,000, plus an accrued consulting fee of $50,000. The Company recorded other income in respect of a gain on the settlement of the accrued consulting fee of $5,000 (Note 7 Convertible Debt)

As at December 31, 2021 and 2020, the Company had 140,186,096 and 132,565,226 shares of common stock issued and outstanding, respectively.